Note 3 - Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Allowance for doubtful accounts, December 31, 2019	$ 13,136
Bad debt expense	11,624
Write-offs to accounts receivable	(9,446)
Recoveries to accounts receivable	169
Adjustment to opening retained earnings	53
Other	286
Allowance for doubtful accounts, December 31, 2020	$ 15,822